Other receivables and assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Other receivables and assets [abstract]
Prepayments for inventories		¥ 758,834	¥ 990,742
Prepaid income tax		139,617	134,477
Others		266,252	270,330
Subtotal of prepayments		1,164,703	1,395,549
Less: Loss allowance		2,638	4,638
Total prepayments, net		1,162,065	1,390,911
Dividends receivable		0	30,000
Receivables from sales of fuel		99,649	74,578
Others	[1]	2,077,156	1,569,181
Subtotal of other receivables		2,176,805	1,673,759
Less: Loss allowance		52,531	38,531
Total other receivables, net		2,124,274	1,635,228
Profit compensation from Huaneng Group (Note 16)		457,727	550,832
VAT recoverable		1,773,396	1,927,638
Finance lease receivables (Note 43)		483,691	871,302
Designated loan to a joint venture		80,000	80,000
Others		136,610	0
Gross total		6,272,932	6,499,080
Net total		¥ 6,217,763	¥ 6,455,911

[1]	Included in others, there were advances amounting to RMB232 million as at 31 December 2019 (31 December 2018: RMB273 million) which were due from Huangtai #8 Power Plant with indefinite repayment terms. For the year ended 31 December 2019, Huaneng Jinan Huangtai Power Limited Company (“Huangtai Power”), a subsidiary of the Company, received total repayments amounting to RMB41 million (for the year ended 31 December 2018: RMB60 million) According to the property right transfer agreement signed in December 2008 between Shandong Power and Shandong Luneng Development Group (“Shandong Luneng”) and the corresponding approval from the State-owned Assets Supervision and Administration Commission of the State Council in February 2009 (“State-owned Assets Right [2019] No.70”), Shandong Power acquired 30% of property right of Huangtai #8 Power Plant from Shandong Luneng at a cash consideration of RMB110 million. Huangtai #8 Power Plant is not a legal entity under PRC Company Law, though it has separate accounting books, and therefore the Group recognised the 30% property right as other non-current assets. Huangtai Power is in charge of daily operations of Huangtai #8 Power Plant on behalf of two property owners.